Schedule of Reconciliation of Current Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss before income taxes	$ (6,121,754)	$ (4,893,126)
Effective tax rate	27.00%	27.00%
Expected income tax recovery	$ (1,652,874)	$ (1,321,144)
Change in statutory, foreign tax, foreign exchange rates, and other	238,194	378,150
Permanent differences	649,306	609,738
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital loses		(1,336,200)
Change in unrecognized deductible temporary differences	765,374	1,669,456
Total